Restatement - Unaudited Consolidated Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel and other management fee	[1]	$ 8,902	$ 9,671
Operating revenues		57,194	79,680
Vessel operating expenses		41,739	42,857
Administrative expenses		31,073	23,505
Depreciation and amortization		56,146	54,191
Total operating expenses		165,594	178,068
Gain on disposals to Golar Partners	[1]	0	103,539
Impairment of vessel held-for-sale		0	(1,032)
Loss on disposal of vessel held-for-sale		0	(5,824)
Operating loss		(108,384)	(1,705)
Other non-operating income (loss)
Dividend income	[1]		0
Loss on sale of available-for-sale securities			0
Total other non-operating income (loss)		(12,184)	0
Financial income (expense)
Interest income	[1]	1,527	4,786
Interest expense	[1]	(34,917)	(51,622)
Other financial items, net		(33,579)	(91,561)
Net financial expense		(66,969)	(138,397)
Loss before taxes and equity in net earnings of affiliates		(187,537)	(140,102)
Income taxes		1,039	2,563
Equity in net earnings of affiliates		10,118	42,140
Net loss		(176,380)	(95,399)
Net income attributable to non-controlling interests		(18,775)	(8,138)
Net loss attributable to Golar LNG Ltd		$ (195,155)	$ (103,537)
Basic and diluted loss per share (in USD per share)		$ (2.10)	$ (1.11)
Cash dividends declared and paid per share (in USD per share)		$ 0.15	$ 1.35
Non-collaborative Arrangement Transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time and voyage charter revenues	[1]	$ 37,798	$ 70,009
Voyage and charterhire expenses	[1]	$ 28,505	57,515
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel and other management fee	[1]		9,671
Operating revenues			79,680
Vessel operating expenses			42,857
Administrative expenses			23,505
Depreciation and amortization			54,191
Total operating expenses			178,068
Gain on disposals to Golar Partners	[1]		103,917
Impairment of vessel held-for-sale			(1,032)
Loss on disposal of vessel held-for-sale			(5,824)
Operating loss			(1,327)
Other non-operating income (loss)
Dividend income	[1]		11,409
Loss on sale of available-for-sale securities			(3,011)
Total other non-operating income (loss)			8,398
Financial income (expense)
Interest income	[1]		4,786
Interest expense	[1]		(51,622)
Other financial items, net			(91,561)
Net financial expense			(138,397)
Loss before taxes and equity in net earnings of affiliates			(131,326)
Income taxes			2,563
Equity in net earnings of affiliates			10,133
Net loss			(118,630)
Net income attributable to non-controlling interests			(8,138)
Net loss attributable to Golar LNG Ltd			$ (126,768)
Basic and diluted loss per share (in USD per share)			$ (1.36)
Cash dividends declared and paid per share (in USD per share)			$ 1.35
Previously Reported | Non-collaborative Arrangement Transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time and voyage charter revenues	[1]		$ 70,009
Voyage and charterhire expenses	[1]		57,515
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel and other management fee	[1]		0
Operating revenues			0
Vessel operating expenses			0
Administrative expenses			0
Depreciation and amortization			0
Total operating expenses			0
Gain on disposals to Golar Partners	[1]		(378)
Impairment of vessel held-for-sale			0
Loss on disposal of vessel held-for-sale			0
Operating loss			(378)
Other non-operating income (loss)
Dividend income	[1]		(11,409)
Loss on sale of available-for-sale securities			3,011
Total other non-operating income (loss)			(8,398)
Financial income (expense)
Interest income	[1]		0
Interest expense	[1]		0
Other financial items, net			0
Net financial expense			0
Loss before taxes and equity in net earnings of affiliates			(8,776)
Income taxes			0
Equity in net earnings of affiliates			32,007
Net loss			23,231
Net income attributable to non-controlling interests			0
Net loss attributable to Golar LNG Ltd			$ 23,231
Basic and diluted loss per share (in USD per share)			$ 0.25
Cash dividends declared and paid per share (in USD per share)			$ 0
Adjustment | Non-collaborative Arrangement Transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time and voyage charter revenues	[1]		$ 0
Voyage and charterhire expenses	[1]		$ 0

[1]	This includes amounts arising from transactions with related parties (see note 17).